Share Capital (Details 2) shares in Thousands	12 Months Ended
Dec. 31, 2024 $ / shares shares
Statement [Line Items]
Outstanding | shares	20,110
Exercisable | shares	11,510
Top of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 0.67
Bottom of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 0.75
CAD $1.01 to $1.50 [Member]
Statement [Line Items]
Weighted average remaining contractual life	1 month 24 days
Outstanding | shares	3,060
Exercisable | shares	3,060
CAD $1.01 to $1.50 [Member] | Top of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 1.24
CAD $1.01 to $1.50 [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 1.24
CAD $0.01 to $0.50 [Member]
Statement [Line Items]
Weighted average remaining contractual life	2 years 14 days
Outstanding | shares	4,875
Exercisable | shares	2,933
CAD $0.01 to $0.50 [Member] | Top of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 0.32
CAD $0.01 to $0.50 [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 0.31
CAD $0.51 to $1.00 [Member]
Statement [Line Items]
Weighted average remaining contractual life	2 years 2 months 8 days
Outstanding | shares	12,175
Exercisable | shares	5,517
CAD $0.51 to $1.00 [Member] | Top of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 0.66
CAD $0.51 to $1.00 [Member] | Bottom of range [member]
Statement [Line Items]
Weighted average exercise price | $ / shares	$ 0.72